Employee Benefits - Employee Share Issuances (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 $ / shares
Euro [Member]
Number of shares
Conditional shares outstanding at January 1, 2017	884,204	884,204
Granted	342,120	342,120
Vested	(388,127)	(388,127)
Forfeited	(56,107)	(56,107)
Conditional shares outstanding at December 31, 2017	782,090	782,090	884,204	884,204
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | € / shares	€ 79.33
Granted | € / shares	125.16		€ 87.21		€ 88.83
Vested | € / shares	81.13
Forfeited | € / shares	70.76
Conditional shares outstanding at December 31, 2015 | € / shares	€ 99.10		€ 79.33
USD denominated [Member]
Number of shares
Conditional shares outstanding at January 1, 2017	954,608	954,608
Granted	326,804	326,804
Vested	(387,779)	(387,779)
Forfeited	(57,079)	(57,079)
Conditional shares outstanding at December 31, 2017	836,554	836,554	954,608	954,608
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | $ / shares		$ 95.81
Granted | $ / shares		130.77		$ 96.00		$ 102.42
Vested | $ / shares		99.35
Forfeited | $ / shares		98.97
Conditional shares outstanding at December 31, 2015 | $ / shares		$ 107.61		$ 95.81